Stockholders' equity (Narrative) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Percentage of legal reserve	5.00%
Legal reserve amount	$ 484,046	$ 484,046
Percentage of nominal capital	20.00%
Reserve		3,000,000
Increase reserve amount		5,000,000
Treasury Shares	$ 33,729,926	31,066,207
Treasury amount	2,059,668	1,903,610
Profit (loss) on treasury shares	$ 0	$ 4,239
Fixed capital, Shares	90,850,000	90,850,000
Variable capital, Shares	406,859,000	406,859,000
Class I Shares [Member]
Statement Line Items [Line Items]
Fixed capital, Shares	90,850,050
Class II Shares [Member]
Statement Line Items [Line Items]
Fixed capital, Shares	406,859,164